--------------------------------------------------------------------------------

                                  FINAL REPORT





                                   GLOBAL BOND
                                      FUND






                               John Hancock Funds






                                FEBRUARY 11, 1999


--------------------------------------------------------------------------------



                                                    John Hancock Funds - Global Bond Fund

Statement of Assets and Liabilities
February 11, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

Assets:
    Cash                                                                                                 $        9,824,990
    Receivable from John Hancock Advisers, Inc. and affiliates - Note B                                               1,026
                                                                                                           -----------------
                                                                                 Total Assets                     9,826,016
                                                                                 -------------------------------------------
Liabilities:
    Distribution payable                                                                                             12,717
    Accounts payable and accrued expenses                                                                             2,024
                                                                                                           -----------------
                                                                                 Total Liabilities                   14,741
                                                                                 -------------------------------------------
Net Assets:
    Capital paid-in                                                                                               9,811,274
    Net unrealized appreciation of investments and foreign currency transactions                                          1
                                                                                                           -----------------
                                                                                 Net Assets              $        9,811,275
                                                                                 ===========================================

Net Asset Value Per Share:
    (Based on 1,185,029 shares of beneficial interest outstanding-
    unlimited number of shares authorized with no par value)                                             $             8.28
    ========================================================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS


                      John Hancock Funds - Global Bond Fund

Statement of Operations
Period from March 1, 1998 to February 11, 1999 (Unaudited)
---------------------------------------------------------------------------------------------------

Investment Income:
   Interest                                                                              $ 558,634
                                                                    -------------------------------


   Expenses:
   Investment management fee - Note B                                                       70,177
   Custodian fee                                                                            18,656
   Registration and filing fees                                                              8,496
   Transfer agent fee - Note B                                                               4,678
   Organization Expense - Note A                                                             3,448
   Auditing fee                                                                              2,444
   Printing                                                                                  2,008
   Financial Services Fee - Note B                                                           1,456
   Miscellaneous                                                                               387
   Trustees' fees                                                                              275
   Legal fees                                                                                  159
                                                                    -------------------------------
                 Total Expenses                                                            112,184
                 ----------------------------------------------------------------------------------
                 Less Expense Reductions - Note B                                          (32,555)
                 ----------------------------------------------------------------------------------
                 Net Expenses                                                               79,629
                 ----------------------------------------------------------------------------------
                 Net Investment Income                                                     479,005
                 ----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions:
   Net realized gain on investments sold                                                   407,650
   Net realized loss on foreign currency transactions                                     (176,849)
   Change in net unrealized appreciation/depreciation
    of investments                                                                         (89,628)
   Change in net unrealized appreciation/depreciation
     of foreign currency transactions                                                        1,144
                                                                    -------------------------------
                 Net Realized and Unrealized Gain on
                 Investments and Foreign Currency Transactions                             142,317
                 ----------------------------------------------------------------------------------
                 Net Increase in Net Assets
                 Resulting from Operations                                               $ 621,322
                 ==================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                            John Hancock Funds - Global Bond Fund

Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            PERIOD FROM
                                                                                                          MARCH 1, 1998 TO
                                                                                    YEAR ENDED           FEBRUARY 11, 1999
                                                                                 FEBRUARY 28, 1998          (UNAUDITED)
                                                                              ------------------------ -----------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income                                                                      $249,040                $479,005
  Net realized gain (loss) on investments sold                                               (167,705)                230,801
  Change in net unrealized appreciation/depreciation of investments                            96,133                 (88,484)
                                                                              ------------------------ -----------------------
     Net Increase in Net Assets Resulting from Operations                                     177,468                 621,322
                                                                              ------------------------ -----------------------

Distributions to Shareholders: *
  Dividends from net investment income                                                       (249,040)               (479,005)
  Distributions from net realized gain on investments sold                                    (31,000)                      -
                                                                              ------------------------ -----------------------
     Total Distributions to Shareholders                                                     (280,040)               (479,005)
                                                                              ------------------------ -----------------------

From Fund Share Transactions Net: **
  Shares sold                                                                               9,080,251                  95,429
  Shares issued to shareholders in reinvestment of distributions                               17,009                   9,645
                                                                              ------------------------ -----------------------
                                                                                            9,097,260                 105,074
  Less shares repurchased                                                                     (60,430)               (396,227)
                                                                              ------------------------ -----------------------
     Net Increase (Decrease)                                                                9,036,830                (291,153)
                                                                              ------------------------ -----------------------

Net Assets:
  Beginning of period                                                                       1,025,853               9,960,111
                                                                              ------------------------ -----------------------
  End of period (including distributions in excess of net investment income
     of $167,117 and none, respectively)                                                   $9,960,111              $9,811,275
                                                                              ======================== =======================


* Distributions to Shareholders:
  Per share dividends from net investment income                              $                0.4821  $               0.3958
                                                                              ------------------------ -----------------------
  Per share distributions from net realized gain on investments sold          $                0.0254  $                  -
                                                                              ------------------------ -----------------------

**Analysis of Fund Share Transactions:
  Shares sold                                                                               1,100,749                  11,739
  Shares issued to shareholders in reinvestment of distributions                                2,086                   1,188
                                                                              ------------------------ -----------------------
                                                                                            1,102,835                  12,927
  Less shares repurchased                                                                      (7,419)                (48,144)
                                                                              ------------------------ -----------------------
     Net Increase (Decrease)                                                                1,095,416                 (35,217)
                                                                              ======================== =======================


                       SEE NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Global Bond Fund


Financial Highlights

Selected  data for a share of beneficial  interest  outstanding  throughout  the period indicated,  investment  returns,  key ratios and supplemental data are as follows:
 ................................................................................


                                                    FOR THE PERIOD APRIL 19, 1995                       PERIOD FROM MARCH 1, 1998
                                             (COMMENCEMENT OF OPERATIONS) YEAR ENDED FEBRUARY 28,          TO FEBRUARY 11, 1999
                                                  TO FEBRUARY 29, 1996         1997       1998                 (UNAUDITED)
                                                  --------------------         ----       ----                 -----------


Per Share Operating Performance
   Net Asset Value, Beginning of Period           $            8.50        $   8.46     $   8.22         $             8.16
                                                  ------------------       ---------    ---------        --------------------
   Net Investment Income (6)                                   0.41            0.52         0.48                       0.40
   Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions             (0.04)          (0.24)       (0.03)                      0.12
                                                  ------------------       ---------    ---------        --------------------
        Total from Investment Operations                       0.37            0.28         0.45                       0.52
                                                  ------------------       ---------    ---------        --------------------

  Less Distribution:
    Dividends from Net Investment Income                      (0.41)          (0.35)       (0.48)                     (0.40)
    Distributions form Net Realized Gain on
      Investments Sold                                            -               -        (0.03)                         -
    Distributions from Capital Paid-In                            -           (0.17)           -                          -
                                                  -------------------      ---------    ---------        --------------------
        Total Distributions                                   (0.41)          (0.52)       (0.51)                     (0.40)
                                                  -------------------      ---------    ---------        --------------------


   Net Asset Value, End of Period                 $            8.46        $   8.22     $   8.16         $             8.28
                                                  ===================      =========    =========        ====================
   Total Investment Return at
     Net Asset Value (5)                                      4.37% (3)       3.39%        5.62%                      6.53% (3)
   Total Adjusted Investment Return at
     Net Asset Value (5,7)                                  (54.55%)(3)      (2.93%)       4.30%                      6.20% (3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)       $            217         $  1,026     $  9,960         $            9,811
   Ratio of Expenses to Average Net Assets                    0.91% (2)       0.85%        0.85%                      0.85% (2)
   Ratio of Adjusted Expenses to
     Average Net Assets (1,4)                                69.15% (2)       7.17%        2.17%                      1.20% (2)
   Ratio of Net Investment Income to
     Average Net Assets                                       5.91% (2)       6.26%        5.44%                      5.12% (2)
   Ratio of Adjusted Net Investment
    Income (Loss) to Average Net Assets (1,4)               (62.33%)(2)      (0.06%)       4.12%                      4.77% (2)
   Portfolio Turnover Rate                                     129%            119%         123%                        90%
   Fee Reduction Per Share (6)                    $            5.35        $   0.56     $   0.11         $             0.03


(1) Unreimbursed, without fee reduction.
(2) Annualized.
(3) Not annualized.
(4) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.
(5) Total investment return assumes dividend reinvestment. (6) Based on the average of the shares outstanding at the end of each month.
(7) An estimated total return calculation, which does not take into consideration fee reductions by the Adviser during the periods shown.


                       SEE NOTES TO FINANCIAL STATEMENTS

(Unaudited)

NOTE A -
ACCOUNTING POLICIES

John Hancock Institutional Series Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1994, consists of twelve series portfolios: John Hancock Global Bond Fund (the "Fund"), John Hancock
Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Multi-Sector Growth Fund, John Hancock Small Capitalization Growth Fund, John Hancock Small Capitalization Value Fund, John Hancock International Equity Fund, John Hancock Independence Balanced Fund, John Hancock Independence Value Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund and John Hancock Independence Medium Capitalization Fund. The other eleven series of the Trust are reported in separate financial statements. The Fund currently had one class of shares with equal rights as to voting, redemption, dividends and liquidation. The investment objective of the Fund was to obtain a competitive total investment return, consisting of current income and capital appreciation. On February 12, 1999, the Fund's sole remaining shareholder, John Hancock Advisers, Inc., redeemed their shares and the Fund was abolished by the Trustees on February 26, 1999.

Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring
that  the  agreement  was  fully   collateralized   at  all  times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and were accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that were applicable to regulated investment companies and to distribute all of their taxable income, including net realized gain on investments, to their shareholders. Therefore, no federal income tax provisions are required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subjected to foreign withholding taxes, which were accrued as applicable.

         The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which could have differed from generally accepted accounting principles.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund were capitalized and were being charged to the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund. The remaining balance was expensed during the current period.

   USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could have differed from these estimates.

   BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might have required the untimely disposition of securities. These agreements enabled the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks, which permitted borrowings up to $800 million, collectively. Interest was charged to each of the funds based on its borrowings. In addition, a commitment fee was charged based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity for the period ended February 11, 1999.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments were translated at the rates prevailing at the dates of the transactions.

   The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund could have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involved an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency contract was closed out or offset by a matching contract. Risks could have arisen upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund could have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transaction.

   At February 11, 1999, there were no open forward foreign currency exchange contracts

   FINANCIAL FUTURES CONTRACTS The Fund could buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures would have tended to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price of the board of trade or U.S. commodities exchange on which it traded. Subsequent payments, known as "variation margin," to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, which arose from this "mark to market," were recorded by the Fund as unrealized gains or losses.

          When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

          For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

          At February 11, 1999, there were no open positions in financial futures contracts.

   OPTIONS The Fund could have entered into option contracts. Listed options were valued at the last quoted sales price on the exchange on which they were primarily traded. Over-the-counter options were valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Funds was included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability was subsequently marked to market to reflect the current market value of the written option.

   The Fund could use option contracts to manage their exposure to the price volatility of financial instruments. Writing puts and buying calls would have tended to increase the Fund's exposure to the underlying instrument and buying puts and writing calls would have tended to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options would have been limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value would have reflected the maximum exposure of the Fund in these contracts, but the actual exposure would have been limited to the change in value of the contract over the period the contract remains open.

   Risks may have also arisen if counterparties did not perform under the contract's terms ("credit risk") or if the Fund was unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options had minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund would continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk could have involved amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

   At February 11, 1999, there were no written option transactions.

NOTE B --
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund paid a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.75% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $250,000,000.

         Effective September 12, 1995, the Adviser had agreed to limit the Fund's expenses to the extent required to prevent expenses from exceeding 0.85% of the Fund's average daily net assets. The Adviser had reserved the right to terminate this limitation in the future. Accordingly, for the period ended February 11, 1999, the reduction in the Fund's expenses with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $32,555.

   The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 11, 1999, all sales of shares of beneficial interest were sold at net asset value. The Fund paid all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

   The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect wholly owned subsidiary of John Hancock Mutual Life Insurance Company (JHMLICo.) The Fund paid transfer agent fees at an annual fee accrued daily of 0.05% of its average daily net assets, plus certain out-of-pocket expenses.

   The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione were directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as another asset. The deferred compensation liability and the related other asset were always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 11, 1999, the Fund's investment to cover the deferred compensation had unrealized appreciation of $1.

NOTE C-
INVESTMENT TRANSACTIONS

   Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 11, 1999, aggregated $6,568,915 and $7,896,021, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated $1,982,083 and $10,099,203 respectively, during the period ended February 11, 1999.

NOTE D-
RECLASSIFICATION OF ACCOUNTS

   During the period ended February 11, 1999, the Fund had reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $195,278, a decrease in distributions in excess of net investment income of $167,117 and an increase in capital paid-in of $28,161. This represented the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 11, 1999. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to net realized loss on foreign currency transactions in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excluded these adjustments.

TAX INFORMATION NOTICE (UNAUDITED)

   For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for the period ended February 11, 1999.

   The Fund designated distributions to shareholders of $192,658 as long-term capital gain dividend.